1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

March 13, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Strategic Trust Post-Effective Amendment No. 175 to Registration Statement on Form N-1A (File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

Our client, Schwab Strategic Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 175 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 177 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is made for the purpose of adding Schwab Government Money Market ETF as an additional series of the Trust.

The Trust undertakes to make an additional filing of the Registration Statement in order to respond to any comments you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the Registration Statement and file the appropriate exhibits.

No fee is required in connection with this filing. Please contact me at (202) 261-3464 with any questions or comments.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel